Note 9 - Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
(9)	Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31,
	2014	2015
	RMB	RMB

Business and other tax payable	24,987	35,358
Refundable deposits from employees and agents	9,705	13,239
Professional fees	17,340	18,553
Accrued expenses to third parties (note i)	23,677	42,622
Payables for addition of office equipment, furniture and fixtures	8,618	8,618
Advance from third parties	8,542	35,808
Insurance compensation claim payable to customers	1,563	823
Payable for equity acquisition of investment in affiliates/subsidiaries	4,685	38,495
Contributions from members of eHuzhu mutual aid program	2,341	8,995
Others	7,954	11,051
Total	109,412	213,562

(i)	As of December 31, 2015, included in accrued expenses to third parties represents an amount of RMB19,500 payable to Chengdu Puyi Bohui Information Technology Co., Ltd., the shareholder of CNinsure Puyi Fund Sales Co. Ltd. ("Puyi Fund Sales") for marketing activities. The Group beneficially owns 19.5% equity interests in Puyi Fund Sales.

Other payables and accrued expenses are unsecured, interest-free and repayable on demand.